Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments
Summary of financial instruments, analyzed by classes and categories

	12/31/2021
In € thousand	Category	Carrying amount	Fair value
Financial assets, by class
Cash at banks and petty cash	AC	129,856	n/a
Money Market Funds	FVTPL	99,919	99,919
Fixed term deposit	AC	119,664	n/a
Security deposits	AC	3,821	3,821
Total financial assets		353,260
Financial liabilities, by class
Trade and other payables	AC	38,241	n/a
Warrants	FVTPL	21,405	21,405
Total financial liabilities		59,646

Carrying
Thereof aggregated to categories according to IFRS 9	amount
Financial assets measured at amortized cost (AC)	253,341
Financial assets measured at FVTPL	99,919
Financial liabilities measured at FVTPL	21,405
Financial liabilities measured at amortized cost (AC)	38,241

Financial instruments, analyzed by classes and categories

	12/31/2020
In € thousand	Category	Carrying amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	102,144	n/a
Fixed term deposit	AC	50,000	n/a
Promissory notes	FVTPL	676	676
Security deposits	AC	2,096	2,096
Other financial assets	AC	16	16
Total financial assets		154,932
Financial liabilities, by class
Trade and other payables	AC	11,092	n/a
Convertible loans – host contract	AC	84,287	105,007
Convertible loans – embedded derivative	FVTPL	14,948	14,948
Other financial liabilities	AC	48	48
Total financial liabilities		110,375

Carrying
Thereof aggregated to categories according to IFRS 9	amount
Financial assets measured at amortized cost (AC)	154,256
Financial assets measured at FVTPL	676
Financial liabilities measured at FVTPL	14,948
Financial liabilities measured at amortized cost (AC)	95,427

Summary of effect of reasonable changes of the most significant input parameters on the fair values of the embedded derivatives

in € thousand December 31, 2020	Share Price	Value derivative	Effect on financial result
Base	0%	14,948
Up	10%	18,815	(3,867)
Down	(0.00)%	11,081	3,867

in € thousand December 31, 2020	Credit Spread	Value derivative	Effect on financial Result
Base	0%	14,948
Up	10%	14,282	666
Down	(0.00)%	15,646	(698)

Summary of financial instruments, changes in fair Value of level 3 instruments

Financial instruments, changes in Fair Value of level 3 instruments

		Convertible loan –
In € thousand	Promissory Notes	embedded derivative
January 1, 2020	—	—
Purchases / issuances	627	(274)
Changes from fair value remeasurement	58	15,222
Foreign exchange effects	(9)	—
December 31, 2020	676	14,948
Purchases / issuances	1,051	312
Changes from fair value remeasurement	475	(6,326)
Foreign exchange effects	20	—
Conversion	(2,222)	(8,934)
December 31, 2021	—	—

Summary of net gains and losses for each of the financial instrument measurement categories

2021	Subsequent measurement
		Foreign			Reversals
		exchange		Impairment	of loss	Total per
In € thousand	Interest	conversion	Fair value	loss (net)	allowance	category
Financial assets measured at amortized cost	(364)	1,061	—	(260)	—	437
Financial liabilities measured at amortized cost	(3,483)	(446)	—	—	—	(3,929)
Financial assets and liabilities measured at fair value through profit or loss	—	20	(4,365)	—	—	(4,345)
Total	(3,847)	635	(4,365)	(260)	—	(7,837)

2020	Subsequent measurement
		Foreign		Increase	Reversals
		exchange		in loss	of loss	Total per
In € thousand	Interest	conversion	Fair value	allowance	allowance	category
Financial assets measured at amortized cost	(83)	—	—	—	—	(83)
Financial liabilities measured at amortized cost	(33,960)	(98)	—	—	—	(34,058)
Financial assets and liabilities measured at fair value through profit or loss	—	(4)	(15,164)	—	—	(15,168)
Total	(34,043)	(102)	(15,164)	—	—	(49,309)

Summary of exposures to credit risk for all financial assets that are not measured at fair value through profit or loss

				12/31/2021
	Equivalent to
	external	Gross	Impairment
	credit rating	Carrying	Loss	Credit-
in € thousand	[S&P]	amount	allowance	impaired
Grades 1–6: Low risk	BBB- to AAA	253,601	(260)	No
Of which:
Cash and cash equivalents		129,859	(3)	No
Fixed-term deposits		119,920	(256)	No
Security deposits		3,822	(1)	No

				12/31/2020
	Equivalent to
	external	Gross	Impairment
	credit rating	carrying	loss	Credit-
in € thousand	[S&P]	amount	allowance	impaired
Grades 1–6: Low risk	BBB- to AAA	154,256	—	No
Of which:
Cash and cash equivalents		102,144	—	No
Fixed-term deposits		50,000	—	No
Security deposits		2,096	—	No
Other financial assets		16	—	No

Summary of sensitivity of a change in foreign currency

	Effect of EUR appreciation on	Effect of EUR depreciation on
	profit before tax	profit before tax
Currency	(in € thousand)	(in € thousand)
USD	735	(898)
GBP	15	(19)

The impact on the Group’s profit or loss before tax is due to changes in the carrying amount of monetary assets and liabilities as of December 31, 2020:

	Effect of EUR appreciation on	Effect of EUR depreciation on
	profit before tax	profit before tax
Currency	(in € thousand)	(in € thousand)
USD	(47)	58
GBP	(46)	56

Summary of details of the (undiscounted) cash outflows of financial liabilities

				12/31/2021
				2027 and
in € thousand	2022	2023	2024 to 2026	thereafter
Lease liabilities	2,356	2,705	8,001	2,187
Trade and other payables	35,335	29	3,498	—

				12/31/2020
				2026 and
in € thousand	2021	2022	2023 to 2025	thereafter
Lease liabilities	2,006	1,962	5,767	2,869
Convertible loans	88,013	—	—	—
Trade and other payables	11,092	—	—	—
Other financial liabilities	21	27	—	—

Summary of reconciliation of changes in liabilities arising from financing activities

	Convertible	Lease
In € thousand	loans	liabilities	Warrants	Total
Statement of Financial Position as of December 31, 2020	99,235	11,118	—	110,353
Proceeds from convertible loans	1,850	—	—	1,850
Principal elements of lease payments	—	(1,781)	—	(1,781)
Interest paid	—	(437)	—	(437)
Change in the cash flow from financing activities	1,850	(2,218)	—	(368)
Additions to lease liabilities due to new lease contracts	—	2,486	—	2,486
Additions to warrants	—	—	25,859	25,859
Fair value changes	(6,326)	—	(4,454)	(10,780)
Interest expenses	3,483	437	—	3,920
Capital contributions	(98,242)	—	—	(98,242)
Statement of Financial Position as of December 31, 2021	—	11,823	21,405	33,228

	Convertible	Lease
In € thousand	loans	liabilities	Total
Statement of Financial Position as of December 31, 2019	66,353	8,715	75,068
Proceeds from convertible loans	85,900	—	85,900
Principal elements of lease payments	—	(1,439)	(1,439)
Interest paid	—	(450)	(450)
Change in the cash flow from financing activities	85,900	(1,889)	84,011
Additions to lease liabilities due to new lease contracts	—	3,842	3,842
Fair value changes	15,222	—	15,222
Interest expenses	33,960	450	34,410
Capital contributions	(102,200)	—	(102,200)
Statement of Financial Position as of December 31, 2020	99,235	11,118	110,353